Valuation and Qualifying Accounts (Detail) (Allowance for Doubtful Accounts, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 35.3		$ 37.0		$ 45.6
Additions Charged to Costs and Expenses	(2.7)		(0.6)		(0.9)
Deductions	(3.8)	[1]	(1.1)	[1]	(7.7)	[1]
Balance at End of Period	$ 28.8		$ 35.3		$ 37.0

[1]	Includes write-off of bad debts less recoveries and foreign currency translation adjustments.